Related-Party Transactions Disclosure (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Extinguishment of related party debt						$ 1,979,844
Stock issued for debt, amount converted					$ 167,104
Stock issued for debt, shares					3,713,420
Debt conversion, per share					$ 0.045
Loss on conversion, recorded as additional paid in capital					$ 18,567
Related parties payables
Interest accrued with related parties						7,061
Amounts owed for services provided by related parties
Extinguishment of related party debt						1,206,055
Related parties notes payable
Interest accrued with related parties	$ 20,568	$ 16,393	$ 56,457	$ 43,469	58,787	70,138
Extinguishment of related party debt						$ 773,789
CEO
Stock issued for debt, amount converted					$ 167,104
Stock issued for debt, shares					3,713,420
Debt conversion, per share					$ 0.045
Loss on conversion, recorded as additional paid in capital					$ 18,567